UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept.30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    delRey Global Investors LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  Nov.14, 2011


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $ 54,489. (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       delRey Global Investors, LLC
						 AS OF September 30, 2011


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

AEGON N V		ADR	007924103	105	25,861		SH			Sole	25391	0	470
ALCATEL			ADR	013904305	200	70,651		SH			Sole	65832	0	4819
ANGLOGOLD LTD		ADR	035128206	230	 5,551		SH			Sole	5140	0	411
BARRICK GOLD CORP	CS	067901108    12,654    271,225		SH			Sole	6721	0	264504
BP PLC			ADR	055622104	225	 6,231		SH			Sole	5830	0	401
GOLD FIELDS LTD NEW	ADR	38059T106	226	14,770		SH			Sole	13804	0	966
HUANENG PWR INTL INC	ADR	443304100	446	26,503		SH			Sole	18510	0	7993
KINROSS GOLD CORP	CS	496902404     3,958    267,751		SH			Sole	6801	0	260950
KT CORP			ADR	48268K101     1,244	84,170		SH			Sole	17970	0	66200
LLOYDS TSB GROUP PLC	ADR	539439109	112	53,780		SH			Sole	51320	0	2460
MAGNA INTL INC		CS	559222401     4,405    133,605		SH			Sole	3161	0	130444
NEWMONT MINING CORP	CS	651639106    12,852    204,143		SH			Sole	5375	0	198768
NEXEN INC		CS	65334H102     5,113    330,054 		SH			Sole	2004	0	328050
NOKIA CORP		ADR	654902204	327	57,732		SH			Sole	54482	0	3250
NOVARTIS A G		ADR	66987V109	363	 6,506		SH			Sole	6081	0	425
ROYAL DUTCH SHELL PLC	ADR	780259107	343	 5,534	 	SH		 	Sole	5197	0	337
SANOFI-SYNTHELABO	ADR	80105N105	339	10,337		SH			Sole	9712	0	625
SK TELECOM LTD		ADR	78440P108     5,768    409,829		SH			Sole	1983	0	407846
SUNCOR ENERGY INC NEW	CS	867224107     5,238    205,872		SH			Sole	9481	0	196391
TELECOM ITALIA SPA NEW	ADR	87927Y201	341	35,121		SH			Sole	33284	0	1837



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